Property and Equipment, Net (Details) - Schedule of composition of assets grouped by major classification - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cost:
Cost	$ 4,475	$ 4,156
Accumulated depreciation:
Accumulated depreciation	3,164	2,487
Property, Plant and Equipment, Net	1,311	1,669
Computers and electronic equipment [Member]
Cost:
Cost	3,806	3,531
Accumulated depreciation:
Accumulated depreciation	2,945	2,325
Office furniture and equipment [Member]
Cost:
Cost	392	361
Accumulated depreciation:
Accumulated depreciation	151	121
Leasehold improvements [Member]
Cost:
Cost	277	264
Accumulated depreciation:
Accumulated depreciation	$ 68	$ 41